Total
LGM Risk Managed Total Return Fund
FUND SUMMARY – LGM Risk Managed Total Return Fund (formerly, Low Beta Tactical 500 Fund)
Investment Objective:
The Fund seeks to provide total return from capital appreciation and income with lower volatility than the S&P 500 Index with a secondary objective of limiting risk during unfavorable or declining market conditions.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LGM Risk Managed Total Return Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LGM Risk Managed Total Return Fund Institutional Class
Management Fees	1.00%
Other Expenses	0.67%
Acquired Fund Fees and Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	1.82%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
LGM Risk Managed Total Return Fund | Institutional Class | USD ($)	749	1,115	1,504	2,589

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2020, the Fund’s portfolio rate was 5,582% of the average value of its portfolio.

Principal Investment Strategies:

The Fund is a “fund of funds,” which means it invests primarily in other funds. The Fund seeks to achieve its investment objective by investing in (or allocating to) unaffiliated equity exchange traded funds (“Equity ETFs”) designed to track U.S. equity indices, U.S. money markets, and unaffiliated fixed income ETFs (“Bond ETFs”) designed to track major U.S. fixed-income indices and/or benchmark bonds including U.S. investment-grade bonds, U.S. Treasuries, and mortgage-backed securities of all maturities. The adviser’s decision to invest in Equity ETFs, Bond ETFs or money market funds is based on the adviser’s technical research and analysis, including monitoring price movements and price trends of equity markets. The adviser’s strategy of investing in Bond ETFs or money market funds is intended to provide income, protect principal by reducing risks associated with the equity markets, and lower volatility during unfavorable or declining market conditions. A market trend is the movement of a financial market in a particular direction over time. The adviser may invest all or a portion of the Fund’s assets in equity ETFs, bond ETFs or money market funds at any given time, depending on its assessment of market trends and other factors.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

Credit Risk: Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return. The price of a fixed income security tends to drop if the rating of the underlying issuer drops and the probability of the failure to pay principal and interest increases. Credit risk may be substantial for the Fund.

Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

Extension Risk: Refers to the risk that if interest rates rise, repayments of principal on certain debt securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

Fund of Funds Risk: The ETFs and money market funds in which the Fund invests (“Underlying Funds”) are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. The ability of the Fund to meet its investment objective is directly related to the ability of the ETFs in which it invests and their respective investment managers, to meet their investment objectives.

Interest Rate Risk: Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity.

Management Risk: The adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not produce the desired results.

Market Risk and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.   The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

Overall market risks may also affect the value of the Fund. The net asset value of the Fund will fluctuate based on changes in the value of the underlying stocks comprising the ETFs held by the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets and stock prices.

Portfolio Turnover Risk: The Fund’s movement into and out of ETFs leads to high portfolio turnover. A higher portfolio turnover will result in higher transactional and brokerage costs.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-844-655-9371.

Performance Bar Chart Institutional Class Calendar Year Ended December 31

Best Quarter:	1st Quarter 2019	7.51%
Worst Quarter:	4th Quarter 2018	(5.82)%

The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended June 30, 2020, was (14.55)%.

Beta Bar Chart Institutional Class vs. S&P 500 (06-12-17 to 06-30-20)

Beta is a measurement of market risk or volatility. The 3-year beta of the Institutional Class was 0.265 vs. 1.0 for the S&P 500.
Performance Table Average Annualized Total Returns (For periods ended December 31, 2019)
Average Annual Total Returns - LGM Risk Managed Total Return Fund	Label	One Year	Since Inception	Inception Date
Institutional Class	Return before taxes	14.53%	7.88%	Jun. 12, 2017
Institutional Class | Return after taxes on distributions		12.95%	6.08%
Institutional Class | Return after taxes on distributions and sale of Fund shares		8.76%	5.31%
S&P 500 TR		31.49%	14.04%